EQUITY - Earnings per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
EQUITY
Net income for the year	R$ 6,239,364	R$ 4,770,527	R$ 5,001,014
Weighted average number of outstanding shares for the year	1,683,095	1,688,615	1,688,694
Common shares
EQUITY
Net income for the year	R$ 6,239,364	R$ 1,991,046	R$ 1,581,308
Weighted average number of outstanding shares for the year	1,683,095	685,522	569,354
Basic earnings per common share (in R$)	R$ 3.71	R$ 2.90	R$ 2.78
Diluted earnings per common share (in R$)	R$ 3.71	R$ 2.90	R$ 2.78
Preferred shares
EQUITY
Net income for the year		R$ 2,779,481	R$ 3,419,706
Weighted average number of outstanding shares for the year		1,003,093	1,119,340
Basic earnings per common share (in R$)		R$ 2.77	R$ 3.06
Diluted earnings per common share (in R$)		R$ 2.77	R$ 3.06